Earnings (Loss) Per Share and Pro Forma Earnings (Loss) Per Share (Tables)	9 Months Ended
Sep. 30, 2014
Schedule of Earnings Per Share

The following is a calculation of the basic and diluted weighted-average number of shares of common stock outstanding and EPS for the nine months ended September 30, 2014.

(in thousands, except per share data)	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2014
Loss (numerator):
Net loss	$(19,054)	$(150,153)
Weighted-average shares (denominator):
Weighted-average number of shares of common stock—basic and diluted	160,000	139,102
Loss per share:
Basic and diluted	$(0.12)	$(1.08)

Pro Forma EPS [Member]
Schedule of Earnings Per Share

A reconciliation of the components of pro forma basic and diluted earnings per common share is presented in the table below:

	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2014
Numerator:
Loss before taxes, as reported	$(29,598)	$(66,156)
Pro forma provision for income tax benefit	10,359	23,155

Pro forma net loss	$(19,239)	$(43,001)

Denominator:
Weighted-average number of common shares outstanding—basic and diluted	160,000	160,000

Net income per share:
Basic and diluted	$(0.12)	$(0.27)